Equity (Details) - USD ($)							12 Months Ended
		Feb. 08, 2024	Jan. 17, 2024	May 05, 2022	May 02, 2022	Oct. 19, 2021	Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023	Sep. 10, 2024
Equity [Line Items]
Issued share capital (in Dollars)				$ 10		$ 50,000
Issued shares				20,000	9,980,000	50,000,000
Price per share (in Dollars per share)				$ 0.0005		$ 0.001
Net proceeds of common stock (in Dollars)		$ 3,600,000							$ 4,665,444
Common stock, par value (in Dollars per share)												$ 0.0005
Surplus reserve rate							10.00%
Registered capital							50.00%
Consolidated net assets (in Dollars)							$ 2,411,781		$ 1,943,767
Net asset percentage							22.50%		16.00%
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized							495,000,000	[1]	495,000,000	[1]		495,000,000
Common stock, par value (in Dollars per share)	[1]						$ 0.0005		$ 0.0005
Ordinary shares issued	[1]						6,581,250		6,581,250
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized							5,000,000	[1]	5,000,000	[1]		5,000,000
Common stock, par value (in Dollars per share)	[1]						$ 0.0005		$ 0.0005
Ordinary shares issued	[1]						5,000,000		5,000,000
Minimum [Member]
Equity [Line Items]
Ordinary shares authorized												100,000,000
Maximum [Member]
Equity [Line Items]
Ordinary shares authorized												500,000,000
Ordinary Shares [Member]
Equity [Line Items]
Issued share capital (in Dollars)				$ 50,000
Issued shares		206,250	1,375,000	100,000,000
Price per share (in Dollars per share)		$ 4	$ 4	$ 0.0005
Ordinary shares authorized												500,000,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Issued shares	[2]								1,581,250

[1]	Retrospectively reflect the changes in class of shares effective on September 10, 2024
[2]	Retrospectively reflect the changes in class of shares effective on September 10, 2024